Subordinated liabilities - HSBC's subsidiaries subordinated liabilities in issue (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of financial liabilities [line items]
Financial liabilities	£ 455,891			£ 442,813
Subordinated liabilities (Note 26)
Disclosure of financial liabilities [line items]
Financial liabilities	17,714			15,714
HSBC Bank plc Floating Rate Subordinated Loan due 2032
Disclosure of financial liabilities [line items]
Notional amount | €		€ 1,500
Financial liabilities	£ 1,239			1,299
7.65% Subordinated Notes 2025
Disclosure of financial liabilities [line items]
Notional amount | $			$ 300
Borrowings interest rate	7.65%	7.65%	7.65%
Financial liabilities	£ 142			136
Borrowings | $			$ 180
HSBC Bank plc 4.19% Subordinated Loan due 2027
Disclosure of financial liabilities [line items]
Notional amount | $			$ 750
Borrowings interest rate	4.19%	4.19%	4.19%
Financial liabilities	£ 589			571
HSBC Bank plc Floating Rate Subordinated Loan due 2028
Disclosure of financial liabilities [line items]
Notional amount	200
Financial liabilities	200			200
HSBC Bank plc Floating Rate Subordinated Loan due 20287
Disclosure of financial liabilities [line items]
Notional amount | €		€ 300
Financial liabilities	0			261
HSBC Continental Europe Floating Rate Subordinated Loan due 20297
Disclosure of financial liabilities [line items]
Notional amount | €		€ 260
Financial liabilities	0			226
5.375% Callable Subordinated Step-up Notes 2030
Disclosure of financial liabilities [line items]
Notional amount	£ 350
Borrowings interest rate	5.375%	5.375%	5.375%
Financial liabilities	£ 61			61
Borrowings	£ 61
HSBC Bank plc 1.625% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Notional amount | $			$ 2,000
Borrowings interest rate	1.625%	1.625%	1.625%
Financial liabilities	£ 1,532			1,462
HSBC Bank plc 0.375% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Notional amount | €		€ 2,000
Borrowings interest rate	0.375%	0.375%	0.375%
Financial liabilities	£ 1,605			1,627
HSBC Bank plc 0.375% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Notional amount | €		€ 2,000
Borrowings interest rate	0.375%	0.375%	0.375%
Financial liabilities	£ 1,605			1,627
HSBC Bank plc 0.25% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Notional amount | €		€ 1,250
Borrowings interest rate	0.25%	0.25%	0.25%
Financial liabilities	£ 1,003			1,017
5.375% Subordinated Notes 2033
Disclosure of financial liabilities [line items]
Notional amount	£ 500
Borrowings interest rate	5.375%	5.375%	5.375%
Financial liabilities	£ 156			162
Borrowings	157
6.25% Subordinated Notes 2041
Disclosure of financial liabilities [line items]
Notional amount	£ 225
Borrowings interest rate	6.25%	6.25%	6.25%
Financial liabilities	£ 46			50
Borrowings	70
4.75% Subordinated Notes 2046
Disclosure of financial liabilities [line items]
Notional amount	£ 600
Borrowings interest rate	4.75%	4.75%	4.75%
Financial liabilities	£ 165			191
Borrowings	237
HSBC Bank Plc Floating Subordinated Loan 2028 1
Disclosure of financial liabilities [line items]
Notional amount | $			$ 1,250
Financial liabilities	995			978
HSBC Bank Plc Floating Subordinated Loan 2033
Disclosure of financial liabilities [line items]
Notional amount | $			1,100
Financial liabilities	875			860
HSBC Bank Plc Floating Subordinated Loan 2028 2
Disclosure of financial liabilities [line items]
Notional amount | €		€ 400
Financial liabilities	335			353
HSBC Bank Plc Floating Subordinated Loan 2027
Disclosure of financial liabilities [line items]
Notional amount | €		400
Financial liabilities	335			353
HSBC Bank Plc Floating Subordinated Loan 2028 3
Disclosure of financial liabilities [line items]
Notional amount | €		500
Financial liabilities	413			433
HSBC Bank Plc Floating Subordinated Loan 2029
Disclosure of financial liabilities [line items]
Notional amount | €		500
Financial liabilities	413			433
HSBC Bank Plc Floating Subordinated Loan 2029
Disclosure of financial liabilities [line items]
Notional amount | €		500
Financial liabilities	413			433
HSBC Bank Plc Floating Subordinated Loan 2029
Disclosure of financial liabilities [line items]
Notional amount | $			$ 800
Financial liabilities	647			651
HSBC Bank Plc Floating Subordinated Loan 2035
Disclosure of financial liabilities [line items]
Notional amount | €		300
Financial liabilities	247			0
HSBC Bank Plc Floating Subordinated Loan 2035 2
Disclosure of financial liabilities [line items]
Notional amount | €		400
Financial liabilities	330			0
HSBC Bank Plc Floating Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Notional amount | €		500
Financial liabilities	412			0
HSBC Bank Plc Floating Subordinated Loan 2031 2
Disclosure of financial liabilities [line items]
Notional amount | €		800
Financial liabilities	660			0
HSBC Bank Plc Floating Subordinated Loan 2036
Disclosure of financial liabilities [line items]
Notional amount | €		500
Financial liabilities	412			0
HSBC Bank Plc Floating Subordinated Loan 2033 2
Disclosure of financial liabilities [line items]
Notional amount | €		400
Financial liabilities	330			0
HSBC Bank Plc Floating Subordinated Loan 2032
Disclosure of financial liabilities [line items]
Notional amount | €		400
Financial liabilities	330			0
Other Tier 2 instruments each less than £100m
Disclosure of financial liabilities [line items]
Notional amount	100
Financial liabilities	32			36
6.5% Subordinated Notes 2023
Disclosure of financial liabilities [line items]
Notional amount	300
Borrowings	£ 135
HSBC Bank Plc 5.15% Floating Subordinated Loan 2043
Disclosure of financial liabilities [line items]
Notional amount | €		€ 85
Borrowings interest rate	5.15%	5.15%	5.15%
Financial liabilities	£ 70			74
HSBC Bank Plc 6.79% Floating Subordinated Loan 2030
Disclosure of financial liabilities [line items]
Notional amount | €		€ 800
Borrowings interest rate	6.79%	6.79%	6.79%
Financial liabilities	£ 660			693
HSBC Bank Plc 5.24% Floating Subordinated Loan 2043
Disclosure of financial liabilities [line items]
Notional amount | €		€ 65
Borrowings interest rate	5.24%	5.24%	5.24%
Financial liabilities	£ 54			56
HSBC Bank Plc Floating Subordinated Loan 2034
Disclosure of financial liabilities [line items]
Notional amount | €		€ 200
Financial liabilities	165			173
HSBC Bank Plc Floating Subordinated Loan 2030
Disclosure of financial liabilities [line items]
Notional amount | €		€ 800
Financial liabilities	660			693
5.844% Non-cumulative Step-up Perpetual Preferred Securities
Disclosure of financial liabilities [line items]
Notional amount	£ 700
Preferred securities rate	5.844%	5.844%	5.844%
Financial liabilities	£ 583			£ 605
Sterling Overnight Interbank Average Rate (SONIA) | 5.375% Callable Subordinated Step-up Notes 2030
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	1.6193%	1.6193%	1.6193%
Sterling Overnight Interbank Average Rate (SONIA) | 5.844% Non-cumulative Step-up Perpetual Preferred Securities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	2.0366%	2.0366%	2.0366%